UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		February 13, 2012


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$ 1,173,637














List of Other Included Managers:			None
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      FORM 13F INFORMATION TABLE



               Column 1                 Column 2   Column 3       Column 4   Column 5         Column 6   Column 7  Column8

                                                                    VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASCUSIP          (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common       018522300          37,268  887,758sh         sole                882,224
AMERIS BANCORP                        Common       03076K108          27,4752,672,651sh         sole              2,648,052
AMETEK INC                            Common       031100100          37,907  900,393sh         sole                894,338
ASTORIA FINANCIAL CORP                Common       046265104          20,5642,422,114sh         sole              2,405,008
BROOKS AUTOMATION INC                 Common       114340102          42,3044,119,214sh         sole              4,095,114
CAMBRIDGE BANCORP                     Common       132152109             877   25,782sh         sole                 25,782
CARTER'S INC                          Common       146229109          47,9531,204,551sh         sole              1,196,851
COLONY BANKCORP INC.                  Common       19623P101             951  424,701sh         sole                410,486
COMMUNITY FINANCIAL CORPORATION       Common       20365L100              79   23,936sh         sole                 23,936
FIRST CONNECTICUT BANCORP, INC.       Common       319850103             390   30,000sh         sole                 30,000
FOREST LABORATORIES INC               Common       345838106          36,7111,213,200sh         sole              1,206,900
FRONTIER COMMUNICATIONS CORP          Common       35906A108          36,9117,167,233sh         sole              7,140,293
GENERAL DYNAMICS CORP.                Common       369550108          32,927  495,818sh         sole                492,611
H.J. HEINZ COMPANY                    Common       423074103          39,191  725,223sh         sole                720,123
HEWLETT-PACKARD CO                    Common       428236103          36,2741,408,137sh         sole              1,401,919
INDEPENDENT BANK CORP/MS              Common       453836108          36,1641,325,173sh         sole              1,314,809
INTERNATIONAL BANCSHARES CORP         Common       459044103          31,0571,693,862sh         sole              1,681,722
JM SMUCKER CO/THE                     Common       832696405          41,114  525,951sh         sole                522,700
MAC-GRAY CORP                         Common       554153106          15,3651,114,231sh         sole              1,097,890
MARATHON OIL CORP                     Common       565849106          21,728  742,344sh         sole                736,582
MARATHON PETROLEUM CORP               Common       56585A102          12,356  371,172sh         sole                368,291
NAUGATUCK VALLEY FINANCIAL            Common       639067107             424   62,500sh         sole                 62,500
NEW ENGLAND BANCSHARES, INC.          Common       643863202             156   15,000sh         sole                 15,000
NEXTERA ENERGY, INC.                  Common       65339F101          41,975  689,465sh         sole                684,947
PARK STERLING CORP                    Common       70086Y105             210   51,438sh         sole                 51,438
PEOPLES BANCORP INC                   Common       709789101           7,705  520,250sh         sole                514,850
PRAXAIR INC.                          Common       74005P104          40,336  377,327sh         sole                375,163
QUEST DIAGNOSTICS                     Common       US74834L1          39,572  681,571sh         sole                677,229
QUESTCOR PHARMACEUTICALS              Common       74835Y101          30,907  743,316sh         sole                735,107
SOUTHWEST BANCORP INC.                Common       844767103          12,3412,070,554sh         sole              2,058,377
THE CHUBB CORPORATION                 Common       171232101          43,835  633,275sh         sole                629,725
UNITEDHEALTH GROUP INC                Common       91324P102          39,800  785,319sh         sole                778,777
UNIVEST CORP OF PENNSYLVANIA          Common       US9152711          16,8861,153,397sh         sole              1,144,397
VERIZON COMMUNICATIONS                Common       92343V104          37,805  942,301sh         sole                936,716
WEBSTER FINANCIAL CORP - CT           Common       947890109          36,8181,805,696sh         sole              1,794,132
WELLPOINT INC (NEW)                   Common       94973V107          39,514  596,441sh         sole                592,564
WESCO INTERNATIONAL INC               Common       95082P105           8,539  161,084sh         sole                161,084
144A KRBL LIMITED DERIVATIVE          Derivative   46632N702             4461,679,000sh         sole              1,679,000
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   46627U737             851  204,200sh         sole                204,200
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative   46627U125             960  276,900sh         sole                276,900
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative   46632N124             9602,535,250sh         sole              2,535,250
144A USHA MARTIN LTD                  Derivative   46632N140             356  807,100sh         sole                807,100
BHP BILLITON LTD - SPON ADR (AU)      Spon ADR     088606108           7,333  103,828sh         sole                100,723
BHP BILLITON PLC - ADR (UK)           ADR          05545E209          42,037  719,929sh         sole                596,028
INFOSYS LTD - SP ADR                  Spon ADR     456788108          56,7561,104,639sh         sole                991,946
METHANEX CORPORATION (US SHARES)      ADR          59151K108             212    9,270sh         sole                  6,950
NOVARTIS AG-ADR                       ADR          66987V109              46      800sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR        GDR          796050888          17,887   38,952sh         sole                 14,711
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR          796050201             145      500sh         sole                    500
STATE BANK OF INDIA - SPON GDR        Spon GDR     856552203          34,625  541,010sh         sole                470,610
TAIWAN SEMICONDUCTOR - SP ADR         Spon ADR     874039100             223   17,239sh         sole                 17,239
TEVA PHARMACEUTICAL - SP ADR          Spon ADR     881624209          58,4111,447,246sh         sole              1,299,094




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